Contract Assets, Net and Liabilities	12 Months Ended
Dec. 31, 2025
Contract Assets, Net and Liabilities [Abstract]
CONTRACT ASSETS, NET AND LIABILITIES

NOTE 9 — CONTRACT ASSETS, NET AND LIABILITIES

Contract assets is presented net of allowance for expected credit losses:

	As of December 31,
	2024	2025
Contract assets	$1,060,590	$466,917
Less: allowance for expected credit losses	(2,919)	(1,200)
Total	$1,057,671	$465,717

The movement of contract assets is as follows:

	As of December 31,
	2024	2025
Balance at beginning of the year	$987,084	$1,060,590
Additions	87,166,469	53,151,084
Reclassified to receivables due to billings	(87,092,963)	(53,744,757)
Total	$1,060,590	$466,917

The movement of allowance for expected credit losses is as follows:

	As of December 31,
	2024	2025
Balance at beginning of the year	$(2,949)	$(2,919)
Reversal	30	1,719
Total	$(2,919)	$(1,200)

Contract liabilities are recognized when the Company received prepayments from customers. Contract liabilities will be recognized as revenue when promised services are provided. Contract liabilities were $1,525 and $25 as of December 31, 2024 and 2025, respectively.